CONVERTIBLE NOTES (Tables)	12 Months Ended
Sep. 30, 2024
CONVERTIBLE NOTES
Summary of net carrying amount of the liability component of Convertible Notes

For the year ended September 30, 2023, there were no Holders converted their convertible debentures. Net carrying amount of the liability component Convertible Notes dated as of September 30, 2023 was as follows:

			Net
	Principal	Interest on	carrying
	outstanding	Convertible notes	value
Convertible Notes - 2023	$3,947,080	64,144	$4,011,224

For the year ended September 30, 2024, there were no Holders converted their convertible debentures. Net carrying amount of the liability component Convertible Notes dated as of September 30, 2024 was as follows:

			Net
	Principal	Interest on	carrying
	outstanding	Convertible notes	value
Convertible Notes - 2023	$3,947,080	970,603	$4,917,683